Plant Restructuring (narrative) (detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended						12 Months Ended
	Sep. 28, 2013	Jun. 29, 2013	Mar. 31, 2013	Dec. 29, 2012	Oct. 01, 2011	Jul. 02, 2011	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Restructuring Charges [Abstract]
Plant Restructuring	$ 347	$ 154	$ 987	$ 2,510	$ (15)	$ 54	$ 501	$ 3,497	$ 39